Property and equipment, net	12 Months Ended
Dec. 31, 2024
Property and equipment, net
Property and equipment, net

9. Property and equipment, net

Property and equipment, net consists of the following:

	As of
	December 31,
	2023	2024
	RMB	RMB
Office furniture and equipment	1,792	1,438
Computer equipment	6,833	6,012
Servers and network equipment	31,704	22,567
Leasehold improvements	11,087	10,849
Building	12,512	12,512
Total	63,928	53,378
Accumulated depreciation	(52,181)	(43,944)
Property and equipment, net	11,747	9,434

There were no impairment loss of property and equipment incurred for the years ended December 31, 2022, 2023 and 2024, respectively.

Depreciation expenses were RMB1,800, RMB3,027 and RMB2,546 for the years ended December 31, 2022, 2023 and 2024, respectively.